Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,124	$ 315	$ 1,274
Reconciliation of net income to net cash provided by operating activities:
Depreciation, depletion and amortization	1,724	1,313	871
Deferred income taxes	(50)	43	51
Amortization included in interest expense	(51)	(55)	(13)
Bridge loan related fees	0	0	62
Non-cash compensation expense	82	61	47
Gain on sale of AmeriGas common units	(177)	(87)	0
Gain on deconsolidation of Propane Business	0	0	1,057
Gain on curtailment of other postretirement benefit plans	0	0	15
Goodwill impairment	370	689	0
Losses on extinguishments of debt	25	162	123
Losses on disposal of assets	(1)	2	4
Equity in earnings of unconsolidated affiliates	(332)	(236)	(212)
Distributions from unconsolidated affiliates	291	313	208
Inventory valuation adjustments	473	(3)	75
Other non-cash	(72)	51	211
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations (see Note 2)	(231)	(149)	(551)
Net cash provided by operating activities	3,175	2,419	1,078
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for all other acquisitions	(2,367)	(405)	(10)
Cash proceeds from contribution and sale of propane operations	0	0	1,443
Cash proceeds from the sale of AmeriGas common units	814	346	0
Proceeds from the sale of discontinued operations	77	1,008	207
Proceeds from the sale of other assets	62	89	44
Capital expenditures (excluding allowance for equity funds used during construction)	(5,381)	(3,505)	(3,271)
Contributions in aid of construction costs	45	52	35
Contributions to unconsolidated affiliates	(334)	(3)	(37)
Distributions from unconsolidated affiliates in excess of cumulative earnings	136	419	189
Change in restricted cash	172	(348)	5
Other	(19)	0	171
Net cash used in investing activities	(6,795)	(2,347)	(4,196)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	18,375	12,934	12,870
Repayments of long-term debt	(13,886)	(11,951)	(8,848)
Subsidiary equity offerings, net of issue costs	3,057	1,759	1,103
Distributions to partners	(821)	(733)	(666)
Distributions to noncontrolling interests	(1,905)	(1,428)	(1,017)
Debt issuance costs	(77)	(87)	(112)
Capital contributions received from noncontrolling interest	139	18	42
Redemption of Preferred Units	0	(340)	0
Units repurchased under buyback program	(1,000)	0	0
Other, net	(5)	(26)	(8)
Net cash provided by financing activities	3,877	146	3,364
INCREASE IN CASH AND CASH EQUIVALENTS	257	218	246
CASH AND CASH EQUIVALENTS, beginning of period	590	372	126
CASH AND CASH EQUIVALENTS, end of period	847	590	372
SUG Merger [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for all other acquisitions	$ 0	$ 0	$ (2,972)